UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Government Portfolio

June 30, 2010

1.803298.106

GVP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 36.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 35.6%
7/13/10 to 6/1/11	0.19 to 0.76% (b)	$ 13,100,810	$ 13,097,518
Freddie Mac - 1.1%
11/23/10	0.30	408,000	412,140
TOTAL FEDERAL AGENCIES			13,509,658
U.S. Treasury Obligations - 5.9%

U.S. Treasury Bills - 5.9%
7/15/10 to 8/26/10	0.39 to 0.47	2,175,000	2,173,802
Repurchase Agreements - 57.4%
	Maturity Amount (000s)
In a joint trading account at:
0.06% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	$ 19,105,692	19,105,658
0.12% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	125,842	125,842
With:
BNP Paribas Securities Corp. at:
0.22%, dated 3/4/10 due 7/8/10 (Collateralized by U.S. Government valued at $515,984,963, 0.95% - 9.2%, 4/1/11 - 9/1/46)	505,889	505,500
0.25%, dated 5/25/10 due 7/26/10 (Collateralized by U.S. Government valued at $413,353,967, 2.41% - 7%, 7/1/14 - 7/1/47)	405,174	405,000
Deutsche Bank Securities, Inc. at 0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government valued at $232,630,543, 5% - 5.5%, 6/1/35 - 10/1/39)	228,099	228,000
ING Financial Markets LLC at 0.23%, dated 4/30/10 due 7/29/10 (Collateralized by U.S. Government valued at $819,003,914, 0.65% - 9.36%, 7/1/14 - 5/25/45)	799,459	799,000
TOTAL REPURCHASE AGREEMENTS		21,169,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,852,460)	36,852,460
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,573
NET ASSETS - 100%	$ 36,854,033
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$19,105,658,000 due 7/01/10 at 0.06%
Banc of America Securities LLC	$ 909,775
Bank of America, NA	7,488,147
Barclays Capital, Inc.	1,137,219
Citibank Na	174,957
Citigroup Global Markets, Inc.	1,049,740
Credit Suisse Securities (USA) LLC	349,913
Deutsche Bank Securities, Inc.	1,399,654
ING Financial Markets LLC	174,957
J.P. Morgan Securities, Inc.	1,049,740
Merrill Lynch Government Securities, Inc.	629,844
Morgan Stanley & Co., Inc.	1,190,091
RBC Capital Markets Corp.	192,452
RBS Securities, Inc.	524,870
UBS Securities LLC	979,758
Wells Fargo Securities LLC.	1,854,541
$ 19,105,658
$125,842,000 due 7/01/10 at 0.12%
Banc of America Securities LLC	$ 64,669
Barclays Capital, Inc.	26,217
UBS Securities LLC	34,956
$ 125,842
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2010, the cost of investment securities for income tax purposes was $36,852,460,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio -
Money Market Portfolio
Class F

June 30, 2010

1.803300.106
MMP-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
7/7/10	0.35% (d)	$ 67,000	$ 67,000
Certificates of Deposit - 45.5%

Domestic Certificates Of Deposit - 0.1%
State Street Bank & Trust Co., Boston
8/11/10	0.40	44,000	44,000
London Branch, Eurodollar, Foreign Banks - 11.9%
Bank of Montreal
9/7/10	0.50	202,000	202,002
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.30 to 0.50	507,000	507,004
Credit Agricole SA
7/1/10 to 8/2/10	0.40 to 0.51 (d)	2,110,000	2,110,000
Credit Industriel et Commercial
7/6/10 to 8/9/10	0.50 to 0.54	1,117,000	1,117,000
Danske Bank AS
9/13/10	0.58	309,000	309,000
HSBC Bank PLC
8/2/10 to 12/21/10	0.30 to 0.72	765,000	765,000
HSBC Bank PLC London Branch
9/7/10 to 12/6/10	0.50 to 0.70	100,000	100,000
ING Bank NV
7/30/10 to 9/1/10	0.45 to 0.46	853,000	853,000
Landesbank Hessen-Thuringen
7/8/10 to 10/6/10	0.45 to 0.68	1,024,000	1,024,000
National Australia Bank Ltd.
7/7/10 to 8/19/10	0.30 to 0.44	447,000	447,002
			7,434,008
New York Branch, Yankee Dollar, Foreign Banks - 33.5%
Banco Bilbao Vizcaya Argentaria SA New York Branch
7/7/10	0.35 (d)	415,000	415,000
Banco Santander SA
7/21/10	0.77	367,000	367,000
Bank of Montreal
7/19/10 to 7/26/10	0.36 to 0.50 (d)	437,000	437,000
Bank of Nova Scotia
7/6/10 to 10/29/10	0.30 to 0.44 (d)	3,072,000	3,072,000
Bank of Tokyo-Mitsubishi
7/1/10 to 9/22/10	0.32 to 0.58	2,406,000	2,406,000
Barclays Bank PLC New York Branch
7/8/10	0.51 (d)	306,000	306,000
BNP Paribas New York Branch
8/2/10 to 9/20/10	0.33 to 0.48	1,941,000	1,941,000
BNP Paribas SA
8/12/10	0.40	206,000	206,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Calyon New York Branch
7/6/10	0.40%	$ 231,000	$ 231,000
Canadian Imperial Bank of Commerce New York Branch
7/9/10 to 8/2/10	0.35 to 0.50 (d)	1,203,000	1,203,007
Commerzbank AG New York Branch
7/1/10 to 8/10/10	0.40 to 0.57 (d)	1,212,000	1,212,000
Credit Industriel et Commercial
7/9/10	0.55	189,000	189,000
Deutsche Bank AG New York Branch
8/2/10	0.46	243,000	243,000
Dnb Nor Bank ASA New York Branch
8/20/10	0.45	221,000	221,000
Intesa Sanpaolo SpA
9/9/10	0.35	211,000	211,000
Intesa Sanpaolo SpA New York Branch
7/23/10	0.40 (d)	110,000	110,000
Natexis Banques Populaires New York Branch
7/19/10	0.52	165,000	165,000
Natixis New York Branch
7/7/10 to 9/22/10	0.40 to 2.04 (d)	1,243,000	1,243,000
Nordea Bank Finland PLC
9/7/10	0.51	224,000	224,000
Rabobank Nederland
7/6/10 to 9/8/10	0.35 to 0.50 (d)	1,447,000	1,447,000
Rabobank Nederland New York Branch
7/6/10 to 9/7/10	0.28 to 0.35 (d)	1,797,000	1,797,003
Royal Bank of Canada
7/1/10	0.61 (d)	383,000	383,000
Royal Bank of Canada New York Branch
7/12/10 to 7/29/10	0.35 (d)	219,000	219,000
Societe Generale
8/5/10	0.65 (d)	96,000	96,000
Societe Generale Institutional CD Program
7/7/10	0.39 (d)	405,000	405,000
Sumitomo Mitsui Banking Corp.
8/4/10 to 8/5/10	0.41	412,000	412,000
Svenska Handelsbanken AB
8/19/10	0.44	102,000	102,000
Toronto-Dominion Bank
7/6/10 to 7/29/10	0.30 to 0.35 (d)	319,000	319,000
Toronto-Dominion Bank New York Branch
7/6/10 to 12/20/10	0.30 to 0.50 (d)	944,000	943,995
UBS AG
8/18/10	0.46	365,000	365,000
			20,891,005
TOTAL CERTIFICATES OF DEPOSIT			28,369,013
Commercial Paper - 18.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Abbott Laboratories
7/26/10	0.39% (d)	$ 297,000	$ 297,000
American Honda Finance Corp.
8/10/10	0.35	79,000	78,969
Amsterdam Funding Corp.
8/25/10	0.45	100,000	99,931
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	207,000	206,853
Autobahn Funding
7/6/10 to 7/15/10	0.40 to 0.42	122,975	122,959
Canadian Imperial Holdings, Inc.
7/15/10	0.35 (d)	96,000	96,000
Commerzbank U.S. Finance, Inc.
7/12/10 to 8/10/10	0.40 to 0.50	1,232,000	1,231,697
Commonwealth Bank of Australia
8/12/10 to 9/10/10	0.41 to 0.58 (d)	227,000	226,978
Credit Agricole North America
7/16/10	0.42	456,000	455,920
Credit Suisse New York Branch
8/2/10 to 9/7/10	0.44 to 0.50	730,000	729,465
Dakota Notes (Citibank Credit Card Issuance Trust)
7/7/10 to 7/16/10	0.38 to 0.40	132,500	132,485
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55	691,000	690,579
DnB NOR Bank ASA
7/1/10 to 7/19/10	0.34 to 0.35 (d)	581,000	581,000
Hannover Funding Co. LLC
7/26/10 to 7/27/10	0.55	203,000	202,921
Intesa Funding LLC
7/2/10 to 9/16/10	0.35 to 0.41	668,000	667,672
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	259,000	258,918
Natexis Banques Populaires U.S. Finance Co. LLC
7/7/10 to 7/19/10	0.52	706,000	705,882
Nordea North America, Inc.
7/6/10 to 11/4/10	0.30 to 0.53	851,000	850,355
Santander Finance, Inc.
7/21/10	0.77	136,000	135,942
Sumitomo Mitsui Banking Corp.
7/1/10 to 7/15/10	0.40 to 0.42	132,000	131,989
Sumitomo Trust & Banking Co. Ltd. New York Branch
8/2/10	0.45	83,000	82,967
Svenska Handelsbanken, Inc.
7/7/10 to 9/10/10	0.30 to 0.50	305,000	304,889
Toyota Motor Credit Corp.
7/19/10 to 8/26/10	0.40 to 0.58	419,000	418,792
UBS Finance, Inc.
7/13/10	0.44	200,000	199,971

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
UniCredito Italiano Bank (Ireland) PLC
7/6/10 to 7/29/10	0.50 to 0.55%	$ 810,000	$ 809,787
Westpac Banking Corp.
7/13/10 to 7/16/10	0.38 to 0.40 (d)	915,000	915,000
Windmill Funding Corp.
8/23/10 to 8/25/10	0.45	764,000	763,484
TOTAL COMMERCIAL PAPER			11,398,405
U.S. Government and Government Agency Obligations - 2.2%

Other Government Related - 2.2%
Bank of America NA (FDIC Guaranteed)
7/29/10 to 9/13/10	0.38 to 0.57 (c)(d)	748,801	748,801
Citibank NA (FDIC Guaranteed)
9/30/10	0.58 (c)(d)	126,000	126,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/10 to 3/11/11	0.34 to 0.46 (c)(d)	519,570	520,427
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,395,228
Federal Agencies - 6.3%

Federal Home Loan Bank - 6.3%
7/12/10 to 6/7/11	0.20 to 0.76 (d)	3,904,420	3,904,116
U.S. Treasury Obligations - 3.5%

U.S. Treasury Bills - 3.1%
7/1/10 to 12/16/10	0.20 to 0.55	1,920,000	1,917,722
U.S. Treasury Notes - 0.4%
8/15/10 to 1/31/11	0.40 to 0.48	276,500	277,455
TOTAL U.S. TREASURY OBLIGATIONS			2,195,177
Medium-Term Notes - 6.5%

Banque Federative du Credit Mutuel
8/27/10	1.04 (b)(d)	143,000	143,000
Berkshire Hathaway, Inc.
8/10/10	0.35 (d)	165,000	165,000
BNP Paribas SA
8/13/10	0.67 (d)	268,000	268,000
BP Capital Markets PLC
9/11/10	0.67 (d)	148,160	148,160
Commonwealth Bank of Australia
7/6/10 to 7/14/10	0.40 (b)(d)	826,000	826,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Global Funding I
7/1/10	1.29% (b)(d)	$ 100,000	$ 100,000
Metropolitan Life Insurance Co.
7/1/10	0.64 (d)(h)	65,000	65,000
Royal Bank of Canada
7/1/10 to 7/15/10	0.34 to 0.79 (b)(d)	1,005,000	1,005,000
Verizon Communications, Inc.
9/15/10	1.04 (d)	195,000	195,000
Westpac Banking Corp.
7/15/10 to 8/11/10	0.31 to 0.44 (b)(d)	1,130,000	1,130,000
TOTAL MEDIUM-TERM NOTES			4,045,160
Municipal Securities - 1.2%

Allen County Hosp. Facilities Rev. VRDN
7/7/10	0.22 (d)	23,000	23,000
Brazos River Auth. Poll. Cont. Rev. Series 2001 D2, VRDN
7/1/10	0.18 (d)(e)	34,000	34,000
California Hsg. Fin. Agcy. Rev. Series 2004 E, VRDN
7/7/10	0.22 (d)(e)	9,520	9,520
California Hsg. Fin. Agcy. Rev. Series 2008 D, VRDN
7/7/10	0.20 (d)(e)	13,700	13,700
District of Columbia Rev. Series 2008, VRDN
7/7/10	0.29 (d)	37,065	37,065
Fredericksburg Eco Dev. Auth. VRDN
7/7/10	0.31 (d)	70,780	70,780
Highlands County Health Facilities Auth. Rev. VRDN
7/7/10	0.28 (d)	24,725	24,725
Illinois Fin. Auth. Rev. Series 2008 C, VRDN
7/7/10	0.33 (d)	14,900	14,900
Illinois Fin. Auth. Rev. VRDN
7/7/10	0.32 (d)	40,600	40,600
Indiana Dev. Fin. Auth. Envir. Rev. Series 2009 A3, VRDN
7/7/10	0.22 (d)	30,000	30,000
Indiana Fin. Auth. Health Sys. Rev. Series 2008 B, VRDN
7/7/10	0.28 (d)	10,900	10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63
7/7/10	0.31 (d)(f)	15,295	15,295
Louisiana Pub. Facilities Auth. Rev. Series 2008 B, VRDN
7/7/10	0.31 (d)	14,900	14,900
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2005, VRDN
7/7/10	0.27 (d)	13,930	13,930

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2000 B2, VRDN
7/7/10	0.43% (d)	$ 22,500	$ 22,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Series 2005 A1, VRDN
7/7/10	0.23 (d)	9,100	9,100
Moffat County Poll. Cont. Rev. VRDN
7/7/10	0.30 (d)	11,175	11,175
Monroe County Dev. Auth. Poll. Cont. Rev. VRDN
7/7/10	0.22 (d)	12,000	12,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, VRDN
7/7/10	0.27 (d)	21,400	21,400
New York Hsg. Fin. Agcy. Rev. Series 1997 A, VRDN
7/7/10	0.23 (d)(e)	62,700	62,700
New York Hsg. Fin. Agcy. Rev. Series 1999 A, VRDN
7/7/10	0.25 (d)(e)	33,700	33,700
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, VRDN
7/7/10	0.27 (d)	18,040	18,040
Port of Portland Arpt. Rev. Series Eighteen A, VRDN
7/7/10	0.22 (d)(e)	10,300	10,300
Puttable Floating Option Tax Receipts Participating VRDN Series PT 4368
7/7/10	0.31 (d)(f)	10,075	10,075
Riverside County Ctfs. of Prtn. VRDN
7/7/10	0.28 (d)	22,185	22,185
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, VRDN
7/7/10	0.26 (d)	40,000	40,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. VRDN
7/7/10	0.22 (d)	19,280	19,280
Simi Valley Multi-family Hsg. Rev. Series A, VRDN
7/7/10	0.28 (d)(e)	17,500	17,500
Southern California Pub. Pwr. Auth. Rev. Series 2009-2, VRDN
7/7/10	0.20 (d)	9,740	9,740
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2008 1, VRDN
7/7/10	0.27 (d)	10,900	10,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2008 2, VRDN
7/7/10	0.25 (d)	11,000	11,000
Texas Gen. Oblig. Series A, VRDN
7/7/10	0.22 (d)(e)	25,180	25,180
Univ. of California Revs. Participating VRDN Putters 3668Z
7/7/10	0.31 (d)(f)	10,000	10,000
TOTAL MUNICIPAL SECURITIES			730,090
Repurchase Agreements - 17.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.06% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	$ 98,897	$ 98,897
0.12% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	19,734	19,734
With:
Banc of America Securities LLC at:
0.26%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $459,383,318, 0% - 11%, 9/1/10 - 5/1/40)	446,003	446,000
0.61%, dated 6/30/10 due 7/1/10 (Collateralized by Mortgage Loan Obligations valued at $204,123,459, 0% - 7.56%, 9/20/15 - 8/25/47)	189,003	189,000
Barclays Capital, Inc. at:
0.23%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $846,665,409, 0.95% - 5%, 9/20/31 - 6/25/40)	822,005	822,000
0.45%, dated 6/25/10 due 7/9/10 (Collateralized by Mortgage Loan Obligations valued at $56,164,212, 0.5% - 0.51%, 12/19/36 - 11/25/46)	52,009	52,000
0.5%, dated:
6/17/10 due 7/16/10 (Collateralized by Equity Securities valued at $166,352,363)	154,062	154,000
6/25/10 due 8/24/10 (Collateralized by Mortgage Loan Obligations valued at $44,283,690, 0.52%, 4/25/37)	41,034	41,000
0.55%, dated 6/17/10 due 7/16/10 (Collateralized by Corporate Obligations valued at $43,059,209, 4.5% - 6.85%, 1/15/12 - 11/1/17)	41,018	41,000
0.75%, dated 6/9/10 due 8/10/10 (Collateralized by Mortgage Loan Obligations valued at $110,055,834, 0.46% - 5.98%, 5/25/35 - 10/15/48)	103,133	103,000
0.8%, dated 6/24/10 due 8/24/10 (Collateralized by Corporate Obligations valued at $110,070,852, 0.5% - 6.3%, 5/25/35 - 12/10/49)	103,140	103,000

	Maturity Amount (000s)	Value (000s)
BNP Paribas Securities Corp. at 0.22%, dated:
3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $294,278,851, 4.5% - 6%, 10/25/24 - 12/25/49)	$ 285,720	$ 285,500
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $107,170,406, 0.7% - 6%, 7/25/19 - 6/25/40)	104,057	104,000
4/16/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $107,169,752, 0.75% - 6%, 5/25/14 - 2/25/37)	104,057	104,000
Citigroup Global Capital Markets, Inc. at 0.23%, dated 4/26/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $108,361,299, 0% - 6.09%, 9/1/15 - 10/1/38)	106,054	106,000
Credit Suisse Securities (USA) LLC at 0.24%, dated 6/30/10 due 7/1/10 (Collateralized by Equity Securities valued at $1,019,555,364)	944,006	944,000
Deutsche Bank Securities, Inc. at:
0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $388,737,882, 4% - 6%, 9/1/33 - 10/1/39)	381,165	381,000
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $109,228,673, 0% - 12.25%, 10/15/10 - 4/10/49)	102,109	102,000
0.45%, dated:
4/8/10 due 7/7/10 (Collateralized by Corporate Obligations valued at $110,160,181, 0% - 9.5%, 3/2/11 - 10/15/40)	102,115	102,000
4/13/10 due 7/12/10 (Collateralized by Corporate Obligations valued at $110,046,327, 0% - 13%, 7/1/10 - 5/10/45)	102,115	102,000
4/20/10 due:
7/20/10 (Collateralized by Corporate Obligations valued at $54,871,787, 0% - 10.63%, 7/15/10 - 12/11/49)	51,058	51,000
7/22/10 (Collateralized by Mortgage Loan Obligations valued at $109,690,835, 0% - 10.75%, 3/15/11 - 12/11/49)	102,119	102,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.45%, dated:
4/28/10 due 7/27/10 (Collateralized by Mortgage Loan Obligations valued at $110,248,128, 0.37% - 9.5%, 5/15/11 - 11/18/39)	$ 102,115	$ 102,000
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $109,668,593, 0% - 12.25%, 4/25/11 - 11/25/50)	102,115	102,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Mortgage Loan Obligations valued at $54,789,057, 0.53% - 8.35%, 5/15/11 - 4/10/49)	51,061	51,000
8/12/10 (Collateralized by Corporate Obligations valued at $54,617,440, 0% - 11.5%, 2/1/11 - 4/10/49)	51,063	51,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Corporate Obligations valued at $56,166,864, 0.52% - 11.25%, 11/15/13 - 3/15/46)	52,072	52,000
6/28/10 due 9/27/10 (Collateralized by Mortgage Loan Obligations valued at $111,245,099, 0% - 11.5%, 8/15/13 - 11/20/48)	103,143	103,000
6/30/10 due 10/1/10 (Collateralized by Mortgage Loan Obligations valued at $56,160,858, 4.5% - 5.85%, 2/25/36 - 11/20/48)	52,074	52,000
Goldman Sachs & Co. at 0.21%, dated 6/24/10 due 7/1/10 (Collateralized by Commercial Paper Obligations valued at $191,590,590, 7/1/10 - 8/30/10) (d)(g)	186,007	186,000
ING Financial Markets LLC at:
0.23%, dated:
3/15/10 due 7/9/10 (Collateralized by U.S. Government Obligations valued at $244,278,216, 4% - 4.5%, 8/25/37 - 2/25/40)	237,176	237,000
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $215,375,879, 0.59% - 4.5%, 9/25/20 - 7/25/48)	209,120	209,000

	Maturity Amount (000s)	Value (000s)
4/26/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $214,330,055, 4% - 5%, 4/15/26 - 10/15/46)	$ 208,121	$ 208,000
0.45%, dated 6/7/10 due 7/8/10 (Collateralized by Corporate Obligations valued at $29,410,371, 4.88% - 9.38%, 3/15/14 - 2/7/38)	28,011	28,000
0.56%, dated 5/24/10 due 8/23/10 (Collateralized by Corporate Obligations valued at $107,166,031, 1.32% - 9.63%, 7/26/10 - 11/30/37)	102,144	102,000
J.P. Morgan Securities, Inc.:
at:
0.13%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $136,990,459, 0%, 5/1/40)	133,000	133,000
0.53%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $2,004,732,643, 0% - 10.18%, 8/20/10 - 12/30/49)	1,858,027	1,858,000
0.68%, dated 5/25/10 due 7/26/10 (Collateralized by Corporate Obligations valued at $59,821,147, 6.88% - 10.75%, 6/15/11 - 8/15/39)	56,066	56,000
0.31%, dated 6/30/10 due 7/1/10 (Collateralized by Equity Securities valued at $238,890,973)	215,002	215,000
Morgan Stanley & Co., Inc. at:
0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $200,719,944, 2.01% - 8%, 3/1/13 - 6/1/40)	196,182	196,000
0.45%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $74,917,321, 0% - 10.25%, 7/23/10 - 12/15/42)	72,028	72,000
0.55%, dated:
6/4/10 due 8/3/10 (Collateralized by Corporate Obligations valued at $165,308,162, 0.72% - 11.25%, 8/12/10 - 7/16/31)	153,140	153,000
6/21/10 due 7/21/10 (Collateralized by Mortgage Loan Obligations valued at $43,056,578, 0%, 7/17/56)	41,019	41,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Corporate Obligations valued at $445,634,856, 0% - 8.65%, 6/20/13 - 10/28/52)	$ 412,721	$ 412,000
RBC Capital Markets Co. at:
0.24%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $420,002,801, 0% - 12.75%, 10/22/10 - 7/15/43)	400,003	400,000
0.55%, dated:
5/21/10 due 8/20/10 (Collateralized by Corporate Obligations valued at $59,458,130, 0% - 6.25%, 12/1/36 - 7/1/47)	56,078	56,000
6/7/10 due 7/7/10 (Collateralized by Mortgage Loan Obligations valued at $153,728,972, 4.63% - 6.08%, 10/25/35 - 10/25/37)	139,064	139,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $58,852,745, 0% - 8%, 5/15/12 - 12/15/37)	56,245	56,000
RBS Securities, Inc. at 0.67%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $355,399,971, 0% - 9.5%, 5/21/12 - 3/17/51)	329,190	329,000
UBS Securities LLC at:
0.23%, dated 4/28/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $210,205,971, 4% - 6%, 12/1/19 - 8/1/38)	206,103	206,000
0.45%, dated:
4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $87,551,413, 1.63% - 12.5%, 11/1/10 - 12/17/36)	81,092	81,000
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $44,313,057, 1.86% - 12%, 9/1/10 - 3/21/36)	41,046	41,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $114,842,177, 0.01% - 0.03%, 7/25/18 - 10/15/19)	103,117	103,000

	Maturity Amount (000s)	Value (000s)
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $84,385,081, 0.04% - 0.56%, 6/15/18 - 4/15/22)	$ 77,096	$ 77,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $33,713,955, 0.75% - 10.5%, 11/1/10 - 10/15/39)	31,043	31,000
0.58%, dated 5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $44,314,652, 0% - 10.25%, 1/5/11 - 12/15/38)	41,061	41,000
0.68%, dated 6/14/10 due 9/13/10 (Collateralized by Corporate Obligations valued at $133,963,261, 0.75% - 5.5%, 12/15/11 - 12/31/39)	124,213	124,000
Wells Fargo Securities, LLC at:
0.4%, dated 4/27/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $61,830,196, 4.63% - 7.5%, 11/29/10 - 8/15/38)	59,060	59,000
0.46%, dated 5/6/10 due 8/6/10 (Collateralized by Commercial Paper Obligations valued at $61,197,861, 9/24/10 - 12/30/10)	59,069	59,000
TOTAL REPURCHASE AGREEMENTS		10,874,131
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $62,978,320)	62,978,320
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(593,929)
NET ASSETS - 100%	$ 62,384,391
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,204,000,000 or 5.1% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,395,228,000 or 2.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.64%, 7/1/10	3/26/02	$ 65,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$98,897,000 due 7/01/10 at 0.06%
Banc of America Securities LLC	$ 4,709
Bank of America, NA	38,760
Barclays Capital, Inc.	5,887
Citibank Na	906
Citigroup Global Markets, Inc.	5,434
Credit Suisse Securities (USA) LLC	1,811
Deutsche Bank Securities, Inc.	7,245
ING Financial Markets LLC	906
J.P. Morgan Securities, Inc.	5,434
Merrill Lynch Government Securities, Inc.	3,260
Morgan Stanley & Co., Inc.	6,160
RBC Capital Markets Corp.	996
RBS Securities, Inc.	2,717
UBS Securities LLC	5,072
Wells Fargo Securities LLC.	9,600
$ 98,897
$19,734,000 due 7/01/10 at 0.12%
Banc of America Securities LLC	$ 10,141
Barclays Capital, Inc.	4,111
UBS Securities LLC	5,482
$ 19,734
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2010, the cost of investment securities for income tax purposes was $62,978,320,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2010

1.803301.106

DOM-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC
7/7/10	0.35% (e)	$ 25,155	$ 25,155
LP Pinewood SPV LLC
7/7/10	0.35 (e)	37,000	37,000
TOTAL CORPORATE BONDS			62,155
Certificates of Deposit - 42.2%

Domestic Certificates Of Deposit - 0.1%
State Street Bank & Trust Co., Boston
8/11/10	0.40	47,000	47,000
London Branch, Eurodollar, Foreign Banks - 11.7%
Bank of Montreal
9/7/10	0.50	204,000	204,002
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.30 to 0.50	490,000	490,004
Credit Agricole SA
7/1/10 to 8/2/10	0.40 to 0.51 (e)	1,886,000	1,886,000
Credit Industriel et Commercial
7/6/10 to 8/9/10	0.50 to 0.54	1,150,000	1,150,000
Danske Bank AS
9/13/10	0.58	311,000	311,000
HSBC Bank PLC
8/2/10 to 12/21/10	0.30 to 0.72	726,000	726,000
HSBC Bank PLC London Branch
9/7/10 to 12/6/10	0.50 to 0.70	102,000	102,000
ING Bank NV
7/30/10 to 9/1/10	0.45 to 0.46	851,000	851,000
Landesbank Hessen-Thuringen
7/8/10 to 10/6/10	0.45 to 0.68	1,065,000	1,065,000
National Australia Bank Ltd.
7/7/10 to 8/19/10	0.30 to 0.44	467,000	467,002
			7,252,008
New York Branch, Yankee Dollar, Foreign Banks - 30.4%
Banco Bilbao Vizcaya Argentaria SA New York Branch
7/7/10	0.35 (e)	394,000	394,000
Banco Santander SA
7/21/10	0.77	354,000	354,000
Bank of Montreal
7/19/10 to 7/26/10	0.36 to 0.50 (e)	437,000	437,000
Bank of Nova Scotia
7/6/10 to 9/16/10	0.30 to 0.45 (e)	2,031,000	2,031,000
Bank of Tokyo-Mitsubishi
7/6/10 to 9/22/10	0.32 to 0.58	2,167,000	2,167,000
Barclays Bank PLC New York Branch
7/8/10	0.51 (e)	335,000	335,000
BNP Paribas New York Branch
8/2/10 to 9/20/10	0.33 to 0.48	2,074,000	2,074,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BNP Paribas SA
8/12/10	0.40%	$ 170,000	$ 170,000
Calyon New York Branch
7/6/10	0.40	415,000	415,000
Canadian Imperial Bank of Commerce New York Branch
7/9/10 to 8/2/10	0.35 to 0.50 (e)	1,059,000	1,059,006
Commerzbank AG New York Branch
7/1/10 to 8/10/10	0.40 to 0.57 (e)	1,090,000	1,090,000
Credit Industriel et Commercial
7/9/10	0.55	191,000	191,000
Deutsche Bank AG New York Branch
8/2/10	0.46	244,000	244,000
DnB NOR Bank ASA New York Branch
8/20/10	0.45	223,000	223,000
Intesa Sanpaolo SpA New York Branch
7/23/10	0.40 (e)	119,000	119,000
Natexis Banques Populaires New York Branch
7/19/10	0.52	146,000	146,000
Natixis New York Branch
7/7/10 to 9/22/10	0.40 to 2.04 (e)	1,146,000	1,146,000
Nordea Bank Finland PLC
9/7/10	0.51	226,000	226,000
Rabobank Nederland
7/6/10 to 7/30/10	0.35 (e)	967,000	967,000
Rabobank Nederland New York Branch
7/6/10 to 8/30/10	0.28 to 0.35 (e)	2,339,000	2,339,000
Royal Bank of Canada
7/1/10	0.61 (e)	190,000	190,000
Royal Bank of Canada New York Branch
7/12/10 to 7/29/10	0.35 (e)	210,000	210,000
Societe Generale
8/5/10	0.65 (e)	53,000	53,000
Societe Generale Institutional CD Program
7/7/10	0.39 (e)	388,000	388,000
Sumitomo Mitsui Banking Corp.
8/3/10 to 8/4/10	0.41	399,000	399,000
Svenska Handelsbanken AB
8/19/10	0.44	102,000	102,000
Svenska Handelsbanken New York
9/15/10	0.54	475,000	475,005
Toronto-Dominion Bank
7/6/10 to 7/29/10	0.30 to 0.35 (e)	180,000	180,000
Toronto-Dominion Bank New York Branch
7/6/10 to 12/20/10	0.32 to 0.50 (e)	380,000	379,995
UBS AG
8/18/10	0.46	350,000	350,000
			18,854,006
TOTAL CERTIFICATES OF DEPOSIT			26,153,014
Commercial Paper - 20.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Abbott Laboratories
7/26/10	0.39% (e)	$ 254,000	$ 254,000
Amsterdam Funding Corp.
7/7/10 to 8/25/10	0.30 to 0.45	663,485	663,048
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	209,000	208,851
Autobahn Funding
7/14/10 to 7/20/10	0.38 to 0.42	224,940	224,904
Canadian Imperial Holdings, Inc.
7/15/10	0.35 (e)	92,000	92,000
Commerzbank U.S. Finance, Inc.
7/12/10 to 8/10/10	0.40 to 0.50	1,156,000	1,155,718
Commonwealth Bank of Australia
8/12/10 to 9/10/10	0.33 to 0.58 (e)	600,000	599,744
Credit Agricole North America
7/16/10	0.42	456,000	455,920
Credit Suisse New York Branch
7/6/10 to 9/7/10	0.30 to 0.50	909,000	908,455
Dakota Notes (Citibank Credit Card Issuance Trust)
7/7/10 to 7/16/10	0.38 to 0.40	221,000	220,976
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55	712,000	711,577
DnB NOR Bank ASA
7/1/10 to 7/19/10	0.34 to 0.35 (e)	603,000	603,000
Gotham Funding Corp.
7/7/10 to 7/12/10	0.39	139,594	139,583
Hannover Funding Co. LLC
7/26/10	0.55	197,000	196,925
Intesa Funding LLC
7/2/10 to 9/10/10	0.35 to 0.41	841,000	840,554
Landesbank Baden-Wuert
7/1/10	0.25	30,000	30,000
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	256,000	255,916
Manhattan Asset Funding Co. LLC
7/6/10 to 7/9/10	0.40 to 0.42	203,070	203,056
Natexis Banques Populaires U.S. Finance Co. LLC
7/7/10 to 7/19/10	0.52	709,000	708,882
Nordea North America, Inc.
7/6/10 to 11/4/10	0.30 to 0.53	1,002,000	1,001,279
Santander Finance, Inc.
7/19/10 to 7/21/10	0.77	238,000	237,903
Sumitomo Mitsui Banking Corp.
7/1/10 to 7/15/10	0.40 to 0.42	132,000	131,989
Sumitomo Trust & Banking Co. Ltd. New York Branch
7/6/10 to 8/2/10	0.44 to 0.45	147,440	147,400
Svenska Handelsbanken, Inc.
7/7/10 to 9/10/10	0.30 to 0.50	324,000	323,888
Toyota Motor Credit Corp.
7/26/10 to 8/26/10	0.40 to 0.58	396,000	395,775

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
UBS Finance, Inc.
7/13/10	0.44%	$ 200,000	$ 199,971
UniCredito Italiano Bank (Ireland) PLC
7/6/10 to 7/29/10	0.50 to 0.55	781,000	780,791
Westpac Banking Corp.
7/13/10 to 7/16/10	0.38 to 0.40 (e)	782,000	782,000
Windmill Funding Corp.
8/24/10	0.45	128,000	127,914
TOTAL COMMERCIAL PAPER			12,602,019
U.S. Government and Government Agency Obligations - 1.3%

Other Government Related - 1.3%
Bank of America NA (FDIC Guaranteed)
9/13/10	0.57 (d)(e)	150,000	150,000
Citibank NA (FDIC Guaranteed)
9/30/10	0.58 (d)(e)	65,000	65,000
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46 (d)	96,500	97,390
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
7/16/10 to 8/19/10	0.35 to 0.42 (c)	482,492	482,352
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			794,742
Federal Agencies - 4.6%

Federal Home Loan Bank - 4.6%
7/12/10 to 6/7/11	0.20 to 0.76 (e)	2,840,250	2,839,721
U.S. Treasury Obligations - 3.6%

U.S. Treasury Bills - 2.4%
7/29/10 to 11/18/10	0.22 to 0.50	1,511,625	1,510,774
U.S. Treasury Notes - 1.2%
9/30/10 to 4/30/11	0.42 to 0.48	706,000	708,083
TOTAL U.S. TREASURY OBLIGATIONS			2,218,857
Medium-Term Notes - 5.0%

Banque Federative du Credit Mutuel
8/27/10	1.04 (b)(e)	115,000	115,000
Berkshire Hathaway, Inc.
8/10/10	0.35 (e)	167,000	167,000
BNP Paribas SA
8/13/10	0.67 (e)	130,000	130,000
BP Capital Markets PLC
9/11/10	0.67 (e)	65,849	65,849
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
7/6/10 to 7/14/10	0.40% (b)(e)	$ 733,000	$ 733,000
Metropolitan Life Global Funding I
7/1/10	1.29 (b)(e)	63,500	63,500
Metropolitan Life Insurance Co.
7/1/10	0.64 (e)(i)	30,000	30,000
Royal Bank of Canada
7/1/10 to 7/15/10	0.34 to 0.79 (b)(e)	841,000	841,000
Westpac Banking Corp.
7/15/10 to 8/11/10	0.31 to 0.44 (b)(e)	984,000	984,000
TOTAL MEDIUM-TERM NOTES			3,129,349
Time Deposits - 0.1%

Banco Santander SA
7/9/10	0.40	94,000	94,000
Municipal Securities - 3.2%

ABAG Fin. Auth. for Nonprofit Corps. Rev. Series 2009 A, VRDN
7/7/10	0.21 (e)	29,445	29,445
Affordable Hsg. Agcy. Multi-family Hsg. Rev. Series 2003 A, VRDN
7/7/10	0.25 (e)	15,600	15,600
Austin Trust Various States Participating VRDN Series BA 07 1025
7/7/10	0.31 (e)(g)	10,000	10,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A
7/7/10	0.31 (e)(g)	35,600	35,600
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, VRDN
7/7/10	0.22 (e)	8,400	8,400
California Econ. Recovery Series 2004 C1, VRDN
7/1/10	0.18 (e)	26,700	26,700
California Hsg. Fin. Agcy. Rev. Series 2001 G, VRDN
7/7/10	0.22 (e)(f)	26,755	26,755
California Hsg. Fin. Agcy. Rev. Series 2008 C, VRDN
7/7/10	0.20 (e)(f)	37,665	37,665
California Hsg. Fin. Agcy. Rev. Series III 2001 E, VRDN
7/7/10	0.22 (e)(f)	20,000	20,000
California Hsg. Fin. Agcy. Rev. VRDN
7/7/10	0.38 (e)(f)	31,780	31,780
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Series 2010 A, VRDN
7/7/10	0.30 (e)	20,495	20,495

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 1995 C, VRDN
7/7/10	0.23% (e)(f)	$ 38,800	$ 38,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2003 W, VRDN
7/7/10	0.27 (e)(f)	19,500	19,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2008 C, VRDN
7/7/10	0.19 to 0.27 (e)	97,040	97,040
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, VRDN
7/7/10	0.30 (e)	65,340	65,340
Chula Vista Multi-Family Hsg. Rev. Series 2006 A, VRDN
7/7/10	0.29 (e)(f)	18,970	18,970
Connecticut Hsg. Fin. Auth. Series 2009 C2, VRDN
7/7/10	0.29 (e)	15,910	15,910
Contra Costa County Multi-family Hsg. Rev. Series 2003 F, VRDN
7/7/10	0.28 (e)(f)	12,800	12,800
Contra Costa County Multi-family Hsg. Rev. Series 2008 A, VRDN
7/7/10	0.25 (e)	10,000	10,000
Elkhart County Hosp. Auth. Rev. Series 2008, VRDN
7/7/10	0.22 (e)	13,150	13,150
Fort Myers Util. Sys. Rev. Series 2009, VRDN
7/7/10	0.27 (e)	25,000	25,000
Hamilton County Hosp. Facilities Rev. Series 1997 A, VRDN
7/7/10	0.30 (e)	11,100	11,100
Highlands County Health Facilities Auth. Rev. VRDN
7/7/10	0.28 (e)	24,700	24,700
Idaho Health Facilities Auth. Rev. Series 2009 B, VRDN
7/7/10	0.29 (e)	18,000	18,000
Illinois Edl. Facilities Auth. Revs. Series 2000, VRDN
7/7/10	0.22 (e)	11,200	11,200
Illinois Fin. Auth. Poll. Cont. Rev. Series 2008 F, VRDN
7/7/10	0.22 (e)	10,100	10,100
Illinois Fin. Auth. Rev. Series 2008 A, VRDN
7/7/10	0.26 (e)	29,000	29,000
Illinois Fin. Auth. Rev. Series 2008 B, VRDN
7/7/10	0.27 (e)	16,470	16,470
Illinois Fin. Auth. Rev. VRDN
7/7/10	0.27 (e)	17,500	17,500
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Series 2002 A, VRDN
7/7/10	0.30 (e)(f)	25,000	25,000
Indiana Fin. Auth. Health Sys. Rev. Series 2008 D, VRDN
7/7/10	0.23 (e)	11,500	11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107
7/7/10	0.31 (e)(g)	20,720	20,720
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A2, VRDN
7/7/10	0.29% (e)	$ 17,200	$ 17,200
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, VRDN
7/7/10	0.20 (e)	11,500	11,500
Massachusetts Gen. Oblig. Series 1998 A, VRDN
7/7/10	0.28 (e)	58,000	58,000
Monroe County Dev. Auth. Poll. Cont. Rev. VRDN
7/7/10	0.22 (e)	17,500	17,500
Morgan Hill Redev. Agcy. Tax Series 2008 A, VRDN
7/7/10	0.27 (e)	16,395	16,395
Nassau Health Care Corp. Rev. Series 2009 D1, VRDN
7/7/10	0.25 (e)	22,660	22,660
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008 B, VRDN
7/7/10	0.26 (e)	46,330	46,330
New York City Gen. Oblig. Series 2008 J10, VRDN
7/7/10	0.25 (e)	24,830	24,830
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2006 A, VRDN
7/7/10	0.24 (e)	33,000	33,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series A, VRDN
7/7/10	0.24 (e)(f)	17,500	17,500
New York City Transitional Fin. Auth. Rev. Series 1999 A2, VRDN
7/7/10	0.22 (e)	20,600	20,600
New York Dorm. Auth. Revs. Series 2003 C, VRDN
7/7/10	0.22 (e)	10,000	10,000
New York Dorm. Auth. Revs. Series 2008 A1, VRDN
7/7/10	0.20 (e)	17,100	17,100
New York Dorm. Auth. Revs. Series 2008 C, VRDN
7/7/10	0.30 (e)	42,900	42,900
New York Hsg. Fin. Agcy. Rev. Series 2000 A, VRDN
7/7/10	0.21 (e)(f)	20,800	20,800
New York Hsg. Fin. Agcy. Rev. Series 2003 A, VRDN
7/7/10	0.23 (e)(f)	21,800	21,800
New York Hsg. Fin. Agcy. Rev. Series 2005 A, VRDN
7/7/10	0.25 (e)(f)	31,800	31,800
New York Hsg. Fin. Agcy. Rev. Series 2008 A, VRDN
7/7/10	0.19 (e)	10,000	10,000
New York Hsg. Fin. Agcy. Rev. Series A, VRDN
7/7/10	0.25 (e)(f)	18,800	18,800
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, VRDN
7/7/10	0.20 (e)	13,250	13,250
New York Local Govt. Assistance Corp. Series 2008 B3V, VRDN
7/7/10	0.22 (e)	25,500	25,500
New York Local Govt. Assistance Corp. Series 2008 B7V, VRDN
7/7/10	0.22 (e)	12,400	12,400
New York Local Govt. Assistance Corp. Series 2008 BAV, VRDN
7/7/10	0.20 (e)	13,000	13,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649
7/7/10	0.31% (e)(g)	$ 15,000	$ 15,000
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 A1, VRDN
7/7/10	0.23 (e)	8,250	8,250
North Texas Tollway Auth. Rev. Series 2009 D, VRDN
7/7/10	0.22 (e)	28,000	28,000
Northwest Texas Independent School District Participating VRDN Series Solar 06 47
7/7/10	0.31 (e)(g)	14,500	14,500
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551
7/1/10	0.16 (e)(g)	28,345	28,345
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, VRDN
7/7/10	0.26 (e)(f)	38,900	38,900
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, VRDN
7/7/10	0.25 (e)(f)	39,000	39,000
Philadelphia Arpt. Rev. Series 2005 C, VRDN
7/7/10	0.22 (e)(f)	30,875	30,875
Philadelphia Gas Works Rev. Eighth Series B, VRDN
7/7/10	0.28 (e)	91,300	91,300
Philadelphia Gas Works Rev. Eighth Series C, VRDN
7/7/10	0.28 (e)	10,000	10,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2007 A, 0.27%, VRDN
7/7/10	0.27 (e)	10,125	10,125
Pinellas County Health Facilities Auth. Rev. Series 2009 A2, VRDN
7/7/10	0.29 (e)	10,000	10,000
Port of Portland Arpt. Rev. Series Eighteen A, VRDN
7/7/10	0.22 (e)(f)	27,340	27,340
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2008 B, VRDN
7/7/10	0.22 (e)	11,000	11,000
Riverside Ctfs. of Prtn. Series 2008, VRDN
7/7/10	0.28 (e)	17,400	17,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. VRDN
7/7/10	0.22 (e)	39,000	39,000
Sarasota County Pub. Hosp. District Hosp. Rev. VRDN
7/7/10	0.22 (e)	32,100	32,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, VRDN
7/7/10	0.22 (e)	29,500	29,500
Southern California Pub. Pwr. Auth. Rev. Series 2009-1, VRDN
7/7/10	0.20 (e)	10,300	10,300
Travis County Health Facilities Dev. Series 2008 B, VRDN
7/7/10	0.27 (e)	21,000	21,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, VRDN
7/7/10	0.27 (e)	72,745	72,745
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, VRDN
7/7/10	0.28 (e)	10,000	10,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Series E, VRDN
7/7/10	0.30% (e)(f)	$ 20,000	$ 20,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2008 B, VRDN
7/1/10	0.15 (e)	14,705	14,705
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, VRDN
7/7/10	0.25 (e)	11,300	11,300
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2009 A, VRDN
7/7/10	0.20 (e)	15,000	15,000
TOTAL MUNICIPAL SECURITIES		1,952,790
Repurchase Agreements - 20.5%
	Maturity Amount (000s)
In a joint trading account at:
0.06% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,116,257	2,116,253
0.12% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	61,807	61,807
With:
Banc of America Securities LLC at:
0.36%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $510,005,100, 1.99% - 6.5%, 12/1/15 - 6/1/46)	500,005	500,000
0.61%, dated 6/30/10 due 7/1/10 (Collateralized by Mortgage Loan Obligations valued at $550,809,333, 0.33% - 8.91%, 8/25/11 - 12/20/49)	510,009	510,000
Barclays Capital, Inc. at:
0.41%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $324,003,690, 0.55% - 12.25%, 7/26/10 - 8/15/32)	300,003	300,000
0.45%, dated 6/25/10 due 7/9/10 (Collateralized by Mortgage Loan Obligations valued at $54,004,050, 0.51% - 0.52%, 12/19/36 - 4/25/37)	50,009	50,000
0.5%, dated:
6/17/10 due 7/16/10 (Collateralized by Equity Securities valued at $159,871,097)	148,060	148,000
6/25/10 due 8/24/10 (Collateralized by Mortgage Loan Obligations valued at $42,453,911, 0.52% - 5.42%, 4/25/37 - 2/16/40)	40,033	40,000

	Maturity Amount (000s)	Value (000s)
0.55%, dated 6/17/10 due 7/16/10 (Collateralized by Corporate Obligations valued at $40,959,433, 3%- 6.85%, 9/15/12 - 5/25/16)	$ 39,017	$ 39,000
0.56%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $230,052,938, 4.25% - 7.25%, 4/15/14 - 12/15/16)	213,003	213,000
0.75%, dated 6/9/10 due 8/10/10 (Collateralized by Mortgage Loan Obligations valued at $110,167,183, 0.59% - 6.37%, 1/25/36 - 2/10/51)	103,133	103,000
0.8%, dated 6/24/10 due 8/24/10 (Collateralized by Mortgage Loan Obligations valued at $107,720,626, 0.51% - 5.72%, 8/25/35 - 2/15/51)	101,137	101,000
BNP Paribas Securities Corp. at 0.22%, dated:
3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $311,286,210, 4.5% - 6%, 12/15/35 - 8/25/39)	302,233	302,000
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $116,444,769, 0.85% - 6%, 3/15/22 - 4/25/40)	113,062	113,000
4/16/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $116,444,057, 0.93% - 7%, 3/15/22 - 4/16/40)	113,062	113,000
Citigroup Global Capital Markets, Inc. at 0.23%, dated 4/26/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $120,578,736, 0% - 6.77%, 2/1/19 - 9/1/47)	118,060	118,000
Credit Suisse Securities (USA) LLC at:
0.19%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $317,240,675, 0%, 2/1/17 - 5/1/40)	308,002	308,000
0.24%, dated 6/30/10 due 7/1/10 (Collateralized by Equity Securities valued at $1,111,358,537)	1,029,007	1,029,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $398,940,976, 4% - 7%, 3/1/34 - 2/1/39)	$ 391,169	$ 391,000
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $121,775,945, 0.62% - 11.88%, 5/15/11 - 8/25/44)	113,121	113,000
0.45%, dated:
4/8/10 due 7/7/10 (Collateralized by Corporate Obligations valued at $121,047,105, 0.38% - 11.5%, 4/1/11 - 12/10/49)	112,126	112,000
4/13/10 due 7/12/10 (Collateralized by Mortgage Loan Obligations valued at $121,927,013, 0.43% - 11.50%, 5/15/11 - 12/11/49)	113,127	113,000
4/20/10 due:
7/20/10 (Collateralized by Corporate Obligations valued at $60,069,277, 0% - 11.50%, 8/1/11 - 2/12/51)	56,064	56,000
7/22/10 (Collateralized by Mortgage Loan Obligations valued at $120,182,446, 0% - 11.75%, 3/2/11 - 2/10/51)	112,130	112,000
4/28/10 due 7/27/10 (Collateralized by Mortgage Loan Obligations valued at $123,174,396, 0% - 9.38%, 3/2/11 - 7/19/46)	114,128	114,000
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $122,649,875, 0% - 14%, 3/15/11 - 12/11/49)	114,128	114,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Corporate Obligations valued at $59,174,235, 0% - 11.38%, 3/2/11 - 6/1/56)	55,065	55,000
8/12/10 (Collateralized by Corporate Obligations valued at $59,129,113, 0% - 12.75%, 3/15/11 - 4/15/40)	55,067	55,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Corporate Obligations valued at $52,758,872, 0.52% - 11.38%, 5/15/11 - 7/25/46)	49,067	49,000

	Maturity Amount (000s)	Value (000s)
6/28/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $107,851,117, 0.46% - 9.13%, 1/15/11 - 3/1/46)	$ 100,139	$ 100,000
6/30/10 due 10/1/10 (Collateralized by Mortgage Loan Obligations valued at $54,000,826, 4.5% - 51.69%, 8/25/37 - 11/20/48)	50,071	50,000
Goldman Sachs & Co. at 0.21%, dated 6/24/10 due 7/1/10 (Collateralized by Commercial Paper Obligations valued at $187,470,363, 7/2/10 - 8/24/10) (e)(h)	182,007	182,000
ING Financial Markets LLC at 0.23%, dated:
3/15/10 due 7/9/10 (Collateralized by U.S. Government Obligations valued at $258,239,216, 2.08% - 6.23%, 6/1/33 - 5/1/38)	253,188	253,000
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $232,894,873, 0.6% - 4%, 10/25/14 - 12/25/39)	226,130	226,000
4/26/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $237,001,086, 3.5% - 6%, 9/25/11 - 12/25/39)	230,134	230,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 6/30/10 due 7/1/10 (Collateralized by Equity Securities valued at $2,095,903,177)	1,984,020	1,984,000
Morgan Stanley & Co., Inc. at:
0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $219,606,310, 2.43% - 9%, 1/1/13 - 12/1/40)	215,200	215,000
0.31%, dated 6/30/10 due 7/1/10 (Collateralized by Equity Securities valued at $220,892,791)	200,002	200,000
0.45%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $72,461,773, 0.34% - 7.3%, 12/8/10 - 12/1/37)	69,027	69,000
0.55%, dated:
6/4/10 due 8/3/10 (Collateralized by Corporate Obligations valued at $167,469,053, 0% - 12.5%, 2/1/11 - 4/5/56)	155,142	155,000
6/21/10 due 7/21/10 (Collateralized by Corporate Obligations valued at $40,956,257, 0.63% - 5.46%, 1/15/49 - 12/20/54)	39,018	39,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Mortgage Loan Obligations valued at $484,573,824, 0.41% - 6.45%, 9/25/34 - 3/1/47)	$ 448,784	$ 448,000
RBS Securities, Inc. at 0.67%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $337,833,946, 0% - 10.4%, 10/25/12 - 12/10/49)	316,182	316,000
UBS Securities LLC at:
0.23%, dated 4/28/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $235,719,113, 4% - 6%, 12/1/22 - 7/1/40)	231,115	231,000
0.45%, dated:
4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $98,356,657, 4.1% - 13%, 11/1/10 - 9/15/36)	91,104	91,000
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $48,638,809, 3.25% - 12.75%, 11/1/10 - 7/15/28)	45,051	45,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $121,766,750, 0.01% - 0.56%, 6/15/18 - 4/15/22)	111,126	111,000
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $85,965,477, 0.01% - 0.04%, 7/25/18 - 1/15/20)	78,098	78,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $35,901,028, 0.75% - 9.5%, 7/15/14 - 12/15/38)	33,045	33,000

	Maturity Amount (000s)	Value (000s)
0.58%, dated 5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $44,311,018, 0% - 4%, 2/1/11 - 7/31/32)	$ 41,061	$ 41,000
0.68%, dated 6/14/10 due 9/13/10 (Collateralized by Corporate Obligations valued at $132,883,184, 0.75% - 9%, 6/15/11 - 5/16/33)	123,211	123,000
TOTAL REPURCHASE AGREEMENTS		12,669,060
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $62,515,707)	62,515,707
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(583,141)
NET ASSETS - 100%	$ 61,932,566
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,736,500,000 or 4.4% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $482,352,000, or 0.8% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $312,390,000 or 0.5% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,000,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.64%, 7/1/10	3/26/02	$ 30,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,116,253,000 due 7/01/10 at 0.06%
Banc of America Securities LLC	$ 100,772
Bank of America, NA	829,431
Barclays Capital, Inc.	125,965
Citibank NA	19,379
Citigroup Global Markets, Inc.	116,275
Credit Suisse Securities (USA) LLC	38,758
Deutsche Bank Securities, Inc.	155,034
ING Financial Markets LLC	19,379
J.P. Morgan Securities, Inc.	116,275
Merrill Lynch Government Securities, Inc.	69,765
Morgan Stanley & Co., Inc.	131,821
RBC Capital Markets Corp.	21,317
RBS Securities, Inc.	58,138
UBS Securities LLC	108,524
Wells Fargo Securities LLC.	205,420
$ 2,116,253
$61,807,000 due 7/01/10 at 0.12%
Banc of America Securities LLC	$ 31,762
Barclays Capital, Inc.	12,876
UBS Securities LLC	17,169
$ 61,807

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2010, the cost of investment securities for income tax purposes was $62,515,707,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2010

1.803304.106

TAX-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 0.18%, VRDN (a)	$ 8,000	$ 8,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 07 108, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,975	15,975
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.2%, VRDN (a)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,350	10,350
		36,025
Alaska - 0.1%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.4% (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.22%, LOC Citibank NA, VRDN (a)	3,400	3,400
Phoenix Civic Impt. Corp. Series 2009, 0.35% 7/6/10, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Pima County Gen. Oblig. Bonds Series 2009 A, 2% 7/1/10	3,815	3,815
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,160	2,160
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3307, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
		33,175

	Principal Amount (000s)	Value (000s)
Arkansas - 0.7%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	$ 22,530	$ 22,530
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,170	11,170
		33,700
California - 1.4%
California Gen. Oblig.:
Series 2003 C2, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	20,000	20,000
Series 2004 B4, 0.23%, LOC Citibank NA, VRDN (a)	1,400	1,400
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 H, 0.2%, LOC Citibank NA, VRDN (a)	2,000	2,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 B2, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,695	3,695
Los Angeles Unified School District TRAN Series A:
2% 8/12/10	17,100	17,127
2% 6/30/11	11,200	11,348
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series BA 08 1087, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	8,750	8,750
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,045	3,045
		67,365
Colorado - 2.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	875	875
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 1.5% 1/1/11	3,265	3,282
Participating VRDN Series BA 08 1090, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 1,050	$ 1,050
0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,300	5,300
Series 2004 B1, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,945	6,945
(NCMC, Inc. Proj.) Series 2009 A, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	4,005	4,005
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.32% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Series EGL 07 0040, 0.32% (Liquidity Facility Citibank NA) (a)(e)	11,700	11,700
0.34% 10/25/10, LOC Wells Fargo Bank NA, CP	6,665	6,665
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.35% (Liquidity Facility Wells Fargo & Co.) (a)(e)	15,755	15,755
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,800	14,800
Series 2008 A2, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,800	9,800
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.28%, LOC BNP Paribas SA, VRDN (a)	6,000	6,000
		114,877
Connecticut - 0.6%
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	5,700	5,885
Series 2010 A, 2% 5/19/11	14,500	14,698
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2005 D6, 0.29% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	7,000	7,000
		27,583
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,625	8,625

	Principal Amount (000s)	Value (000s)
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,465	$ 7,465
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
		21,090
District Of Columbia - 1.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.3%, LOC Freddie Mac, VRDN (a)	3,755	3,755
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,700	7,700
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	2,230	2,230
(Defenders of Wildlife Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	6,265	6,265
(Friends Legal Svcs. Corp. Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	10,865	10,865
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.14%, LOC Wells Fargo Bank NA, VRDN (a)	2,200	2,200
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)	2,675	2,675
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	4,625	4,625
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.3%, LOC Bank of America NA, VRDN (a)	24,015	24,015
		78,230
Florida - 10.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev.:
(Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.23%, LOC Bank of Scotland PLC, VRDN (a)	18,715	18,715
(Oak Hammock Univ. Proj.) Series A, 0.23%, LOC Bank of Scotland PLC, VRDN (a)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 20,460	$ 20,460
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	14,350	14,350
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	15,575	15,575
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 48, 0.31% (Liquidity Facility Citibank NA) (a)(e)	21,445	21,445
Series ROC II R 817, 0.32% (Liquidity Facility Citibank NA) (a)(e)	9,905	9,905
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,845	16,390
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2003 A, 5.25% 7/1/10	8,540	8,540
Participating VRDN Series Solar 07 30, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.35% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.29%, LOC Fannie Mae, VRDN (a)	1,050	1,050
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/10	7,000	7,000
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.3% 7/14/10, LOC Wells Fargo Bank NA, CP	18,270	18,270
0.42% 9/14/10, LOC Wells Fargo Bank NA, CP	12,095	12,095
Florida Muni. Pwr. Agcy. Series A, 0.45% 8/9/10, LOC Wells Fargo Bank NA, CP	1,854	1,854
Gainesville Utils. Sys. Rev. 0.55% 7/15/10, CP	31,000	31,000
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series F, 0.35% tender 8/5/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	29,400	29,400
Series Three 2008 B1, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	9,040	9,040
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21, 4% 10/1/10	1,500	1,513

	Principal Amount (000s)	Value (000s)
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	$ 11,910	$ 11,910
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 B, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	6,675	6,675
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.):
Series 2002 A, 0.32%, LOC Bank of America NA, VRDN (a)	3,785	3,785
Series 2005, 0.3%, LOC Bank of America NA, VRDN (a)	185	185
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.32%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (a)	4,865	4,865
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	4,245	4,245
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.3%, LOC Bank of America NA, VRDN (a)	19,605	19,605
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,775	1,775
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.45%, LOC Bank of America NA, VRDN (a)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (a)	20,450	20,450
Pinellas County Swr. Rev. Participating VRDN Series Putters 2917 Z, 0.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	39,710	39,710
Series 2009 B, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	14,945	14,945
Sunshine State Govt. Fing. Commission Rev. Series L:
0.4% 7/6/10, LOC Dexia Cr. Local de France, CP	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L: - continued
0.45% 7/1/10, LOC Dexia Cr. Local de France, CP	$ 9,600	$ 9,600
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.32% (Liquidity Facility Citibank NA) (a)(e)	13,540	13,540
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,495	3,495
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (a)	1,715	1,715
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	20,960	20,960
		487,712
Georgia - 1.9%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	10,505	10,505
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Proj.) 0.35% tender 7/21/10, CP mode	23,000	23,000
(Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.2%, VRDN (a)	12,000	12,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.31%, LOC Bank of America NA, VRDN (a)	10,000	10,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	1,500	1,500
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	6,005	6,005
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11794, 0.32% (Liquidity Facility Citibank NA) (a)(e)	2,250	2,250
Muni. Elec. Auth. of Georgia Series 1985 B, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,200	18,200
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	7,075	7,075
		90,535

	Principal Amount (000s)	Value (000s)
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.35% (Liquidity Facility Deutsche Postbank AG) (a)(e)	$ 20,420	$ 20,420
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.28%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		25,620
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/11	6,800	6,906
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	7,500	7,500
		14,406
Illinois - 3.9%
Chicago Board of Ed. Series 2009 A2, 0.31%, LOC Northern Trust Co., Chicago, VRDN (a)	5,900	5,900
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,965	7,965
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 2007, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,800	3,800
Chicago Wtr. Rev.:
Series 2004 A1, 0.32%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.32%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,765	19,765
DuPage County Rev. (Morton Arboretum Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.31% (Liquidity Facility Citibank NA) (a)(e)	5,195	5,195
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,305	8,305
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,120	5,120
Series DB 601, 0.33% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,270	10,270
Series EGL 06 115, 0.31% (Liquidity Facility Citibank NA) (a)(e)	8,170	8,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3174, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 1,130	$ 1,130
Series Putters 3379, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
(Concordia Univ. Proj.) Series 2009, 0.33%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	15,000	15,000
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	6,035	6,035
Series 2008 C, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	12,155	12,155
(North Central College Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	8,500	8,500
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	2,600	2,600
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	16,055	16,055
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.3%, LOC Freddie Mac, VRDN (a)	3,250	3,250
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	1,622	1,622
		189,747
Indiana - 3.1%
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,800	2,800
Indiana Fin. Auth. Health Sys. Rev.:
Participating VRDN Series 3654 Z, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,880	6,880
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	2,365	2,365
Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Series 2008 E, 0.3%, LOC Bank of America NA, VRDN (a)	33,000	33,000
Series 2008 J, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,425	1,425

	Principal Amount (000s)	Value (000s)
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 14,150	$ 14,150
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 A, 0.28%, LOC Northern Trust Co., Chicago, VRDN (a)	10,095	10,095
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 1997 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.37%, LOC Royal Bank of Scotland PLC, VRDN (a)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2001, 0.23%, LOC Bank of America NA, VRDN (a)	1,405	1,405
Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	5,350	5,350
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.32%, LOC Northern Trust Co., Chicago, VRDN (a)	8,300	8,300
Purdue Univ. Rev. Participating VRDN Series DCL 08 60, 0.46% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	25,825	25,825
		149,295
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 C, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (a)	7,675	7,675
		13,775
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,300	6,300
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.33% (Liquidity Facility Societe Generale) (a)(e)	3,000	3,000
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	6,900	6,903
		16,203
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B2, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,325	$ 1,325
Series 2009 B4, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	7,000	7,000
		17,325
Louisiana - 0.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	5,600	5,600
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 659, 0.32% (Liquidity Facility Citibank NA) (a)(e)	6,750	6,750
Louisiana Gen. Oblig. Series 2008 A, 0.22%, LOC BNP Paribas SA, VRDN (a)	11,105	11,105
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		31,355
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.29%, LOC KBC Bank NV, VRDN (a)	1,700	1,700
Maryland - 0.6%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	5,380	5,380
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.24%, LOC Fannie Mae, VRDN (a)	5,700	5,700
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)	1,530	1,530
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 B, 0.24%, LOC Bank of America NA, VRDN (a)	535	535
(Villa Julie College, Inc. Proj.) Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	3,305	3,305

	Principal Amount (000s)	Value (000s)
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.32% (Liquidity Facility Citibank NA) (a)(e)	$ 7,785	$ 7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (a)	6,650	6,650
		30,885
Massachusetts - 3.8%
Massachusetts Bay Trans. Auth. Gen.Trans. Sys. 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,000	1,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A1, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,000	2,000
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.34% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	8,000	8,000
Series Clipper 07 41, 0.34% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	131,350	131,350
Series DCL 08 42, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,945	11,945
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BC 10 16W, 0.28% (Liquidity Facility Barclays Bank PLC) (a)(e)	1,000	1,000
Series ROC II R 11824, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.32% (Liquidity Facility Citibank NA) (a)(e)	10,000	10,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series EGL 06 0054, 0.32% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2008 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (a)	2,000	2,000
Series 2008 C, 0.25% (Liquidity Facility Bayerische Landesbank), VRDN (a)	10,700	10,700
		182,995
Michigan - 1.4%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.33%, LOC Comerica Bank, VRDN (a)	5,230	5,230
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.4%, tender 1/26/11 (a)	$ 16,340	$ 16,340
(Trinity Health Sys. Proj.) Series 2008 C:
0.3% tender 7/7/10, CP mode	17,000	17,000
0.32% tender 8/5/10, CP mode	7,260	7,260
0.33% tender 8/4/10, CP mode	5,440	5,440
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.2%, LOC Bank of America NA, VRDN (a)	6,840	6,840
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,620	6,620
		65,630
Minnesota - 1.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.3%, LOC Freddie Mac, VRDN (a)	1,375	1,375
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.31%, LOC Fannie Mae, VRDN (a)	21,550	21,550
Univ. of Minnesota Series 2001 C, 0.24% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	34,345	34,345
Univ. of Minnesota Spl. Purp. Rev. Bonds (State Supported Stadium Proj.) Series 2006, 5% 8/1/10	2,995	3,007
		60,277
Mississippi - 1.6%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	22,000	22,000
(Harrison County Proj.) Series 2008 A2, 0.3%, LOC Bank of America NA, VRDN (a)	14,000	14,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	19,700	19,700
Mississippi Gen. Oblig. Series 2007, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	23,375	23,375
		79,075

	Principal Amount (000s)	Value (000s)
Missouri - 1.8%
Golden Valley Memorial Hosp. District Series 2006, 0.34%, LOC Bank of America NA, VRDN (a)	$ 9,165	$ 9,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.31% (Liquidity Facility Citibank NA) (a)(e)	8,000	8,000
Series PT 4624, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(e)	11,085	11,085
(Christian Brothers College Proj.) Series 2002 A, 0.28%, LOC TD Banknorth, NA, VRDN (a)	39,490	39,490
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.24%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series PT 4625, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(e)	10,285	10,285
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
		85,025
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 B, 1.5% 1/1/11	5,210	5,237
Nebraska - 1.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.33% (Liquidity Facility Royal Bank of Canada), VRDN (a)	15,600	15,600
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	32,390	32,390
Omaha Pub. Pwr. District Elec. Rev. 0.35% 8/10/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		70,290
Nevada - 1.9%
Clark County Fuel Tax:
Bonds Series 2008, 5% 11/1/10	7,175	7,285
Series 2008 A, 0.29% 7/22/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	$ 13,000	$ 13,000
Clark County School District Participating VRDN:
Series Clipper 07 35, 0.36% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	24,630	24,630
Series PZ 174, 0.35% (Liquidity Facility Wells Fargo & Co.) (a)(e)	27,210	27,210
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	13,930	13,930
		93,155
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.13%, VRDN (a)	100	100
New Mexico - 0.7%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.15%, LOC Barclays Bank PLC, VRDN (a)	12,760	12,760
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.6% (Liquidity Facility Royal Bank of Canada), VRDN (a)	20,500	20,500
		33,260
New York - 4.3%
New York City Gen. Oblig. Participating VRDN Series Putters 2951, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,400	1,400
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,900	3,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.32% (Liquidity Facility Citibank NA) (a)(e)	19,800	19,800
Series PT 3992, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,495	3,495
Series 7, 0.44% 1/28/11, CP	7,800	7,800
Series 8, 0.44% 1/30/11, CP	9,100	9,100
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3323, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,245	3,245

	Principal Amount (000s)	Value (000s)
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.32% (Liquidity Facility Citibank NA) (a)(e)	$ 15,560	$ 15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185	3,185
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,000	28,000
Series 2009 B, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,200	4,200
(88 Leonard Street Proj.) Series 2005 A, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,600	9,600
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,900	4,900
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	15,925	15,925
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.4% 9/10/10, LOC ABN-AMRO Bank NV, CP	15,000	15,000
0.4% 9/13/10, LOC ABN-AMRO Bank NV, CP	6,700	6,700
Series C, 0.41% 7/9/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Pwr. Auth.:
Series 1, 0.44% 1/28/11, CP	14,950	14,950
Series 2, 0.38% 11/9/10, CP	21,500	21,500
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,125	7,125
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,000	2,000
		206,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series BA 09 1213, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	$ 7,300	$ 7,300
Series Putters 1546, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,405	1,405
		8,705
North Carolina - 2.4%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	22,000	22,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	6,865	6,865
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.32% (Liquidity Facility Citibank NA) (a)(e)	1,900	1,900
Series EGL 07 0015, 0.32% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.32% (Liquidity Facility Citibank NA) (a)(e)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,585	3,585
North Carolina Gen. Oblig. Series 2002 E, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,360	2,360
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.2%, LOC Bank of America NA, VRDN (a)	14,630	14,630
(Univ. Health Systems of Eastern Carolina) Series 2008 A2, 0.2%, LOC Bank of America NA, VRDN (a)	6,200	6,200
(Wake Forest Univ. Health Sciences Proj.) Series 2008 B, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	12,100	12,100
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	7,650	7,650
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.31% (Liquidity Facility Citibank NA) (a)(e)	4,950	4,950
		116,235

	Principal Amount (000s)	Value (000s)
Ohio - 2.0%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 11,985	$ 11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,245	5,245
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,180	1,180
Series 2007 N, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	7,400	7,400
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,000	3,000
Ohio Air Quality Dev. Auth. Rev. (Ohio Valley Elec. Corp. Proj.) Series 2009 D, 0.2%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,230	13,230
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.):
Series 2008 B5, 0.36% tender 12/2/10, CP mode	13,450	13,450
Series 2008 B6:
0.37% tender 11/9/10, CP mode	9,200	9,200
0.42% tender 1/13/11, CP mode	15,000	15,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	4,500	4,500
Toledo Lucas County Port Auth. Rev. Series 2004 C, 0.55%, LOC Banco Santander SA, VRDN (a)	9,090	9,090
		95,280
Oklahoma - 0.7%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (a)	28,655	28,655
Univ. Hospitals Trust Rev. Series 2005 A, 0.23%, LOC Bank of America NA, VRDN (a)	6,100	6,100
		34,755
Oregon - 2.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D:
0.35% tender 8/6/10, CP mode	13,000	13,000
0.36% tender 11/5/10, CP mode	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.22%, LOC Bank of Scotland PLC, VRDN (a)	$ 80,300	$ 80,300
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	14,500	14,500
		120,300
Pennsylvania - 2.7%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,770	6,770
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.22%, LOC Royal Bank of Scotland PLC, VRDN (a)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000	1,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.31%, LOC KBC Bank NV, VRDN (a)	3,675	3,675
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,810	1,810
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,950	6,950
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	7,820	7,820
Series 2008 B, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	9,860	9,860
Series 2008 C, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	6,600	6,600
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,715	5,715
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.31%, LOC Fannie Mae, VRDN (a)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.31%, LOC Fannie Mae, VRDN (a)	10,725	10,725

	Principal Amount (000s)	Value (000s)
Pennsylvania Gen. Oblig. Participating VRDN:
Series ROC II R 11056, 0.32% (Liquidity Facility Citibank NA) (a)(e)	$ 3,700	$ 3,700
Series ROC II R 11505, 0.32% (Liquidity Facility Citibank NA) (a)(e)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,400	3,400
(King's College Proj.) Series 2002 J3, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,505	1,505
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,860	13,860
Somerset County Hosp. Auth. Hos Series 2007 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,610	1,610
Somerset County Gen. Oblig. Series 2009 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,450	3,450
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,495	7,495
Washington County Auth. Rev. 0.26%, VRDN (a)	100	100
Wilkes Barre Gen. Oblig. Series 2004 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,515	3,515
		127,735
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.23%, LOC Bank of America NA, VRDN (a)	23,700	23,700
South Carolina - 2.8%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	9,500	9,500
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	11,500	11,500
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.35% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,575	5,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	$ 2,879	$ 2,879
(Newberry College Proj.) Series 2008, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	12,945	12,945
Series 2009, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
South Carolina Jobs-Econ. Dev. Auth.:
(CareAlliance Health Svcs. Proj.) Series 2007, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	68,000	68,000
(The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	2,960	2,960
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.32% (Liquidity Facility Citibank NA) (a)(e)	12,645	12,645
0.32% 8/13/10, CP	6,100	6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.22%, LOC Bank of America NA, VRDN (a)	1,000	1,000
		135,104
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Series 2009 C, 0.27% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	9,000	9,000
Tennessee - 3.0%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,100	3,100
Series 2009 E9A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,335	3,335
Series E7A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	5,335	5,335
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.42%, LOC Bank of America NA, VRDN (a)	7,255	7,255
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.31%, LOC Freddie Mac, VRDN (a)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.42%, LOC Bank of America NA, VRDN (a)	43,035	43,035

	Principal Amount (000s)	Value (000s)
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.42%, LOC Bank of America NA, VRDN (a)	$ 1,400	$ 1,400
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.34% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	5,000	5,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	17,800	17,800
Series 2006 C, 0.38% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	40,145	40,145
		144,575
Texas - 18.0%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,280	10,280
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,195	10,195
Austin Independent School District:
Participating VRDN Series ROC II R 11750, 0.31% (Liquidity Facility Citibank NA) (a)(e)	6,275	6,275
0.32% 7/12/10 (Liquidity Facility Bank of America NA), CP	5,000	5,000
Austin Util. Sys. Rev. Series A, 0.35% 7/8/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	21,400	21,400
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,115	11,115
Brownsville Util. Sys. Rev. Series A, 0.32% 8/6/10, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 06 1654, 0.41% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	23,100	23,100
Series ROC II R 11716, 0.32% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Dallas North Texas Tollway Auth. Series A, 0.35% 8/12/10, LOC Bank of America NA, CP	8,290	8,290
Dallas Wtr. & Swr. Sys. Rev. Series C:
0.33% 7/9/10 (Liquidity Facility Bank of America NA), CP	4,664	4,664
0.34% 7/12/10, CP	11,591	11,591
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 15,005	$ 15,005
Series Solar 06 60, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	19,245	19,245
Denton Independent School District Participating VRDN Series DB 513, 0.33% (Liquidity Facility Deutsche Bank AG) (a)(e)	31,305	31,305
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.32% (Liquidity Facility Citibank NA) (a)(e)	3,350	3,350
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,185	8,185
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.35% (Liquidity Facility Wells Fargo & Co.) (a)(e)	10,385	10,385
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	21,400	21,400
Harris County Flood Cont. District Participating VRDN:
Series Putters 3562, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,510	4,510
Series Putters 3563, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,295	4,295
Harris County Gen. Oblig.:
Bonds Series 2009 B2, 2%, tender 8/12/10 (a)	53,000	53,092
Participating VRDN:
Series Clipper 07 46, 0.34% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	40,000	40,000
Series ROC II R 718 PB, 0.35% (Liquidity Facility Deutsche Postbank AG) (a)(e)	9,795	9,795
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 C, 0.2%, LOC Commerzbank AG, VRDN (a)	19,080	19,080
Harris County Metropolitan Trans. Auth. Series A1, 0.35% 9/8/10 (Liquidity Facility JPMorgan Chase Bank), CP	17,350	17,350
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.35% 9/13/10, CP	5,000	5,000
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 11411, 0.32% (Liquidity Facility Citibank NA) (a)(e)	10,000	10,000

	Principal Amount (000s)	Value (000s)
Series 2004 B3, 0.26%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	$ 4,000	$ 4,000
Series B1, 0.33% 8/12/10, LOC JPMorgan Chase Bank, CP	11,400	11,400
Series B2, 0.27% 8/11/10, LOC Wells Fargo Bank NA, San Francisco, CP	3,250	3,250
Series B3, 0.31% 8/11/10, LOC Bank of Nova Scotia New York Branch, CP	7,000	7,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,070	14,070
Judson Independent School District Participating VRDN Series DB 423, 0.31% (Liquidity Facility Deutsche Bank AG) (a)(e)	12,165	12,165
Lower Colorado River Auth. Rev. Series A, 0.36% 8/6/10 (Liquidity Facility JPMorgan Chase Bank), CP	12,000	12,000
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,200	7,200
North East Texas Independent School District Participating VRDN Series PT 3951, 0.31% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	14,340	14,340
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	5,460	5,460
Series ROC II R 593 PB, 0.35% (Liquidity Facility Deutsche Postbank AG) (a)(e)	16,855	16,855
Plano Independent School District Bonds Series 2007, 5% 2/15/11	2,965	3,050
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
3.625%, tender 12/1/10 (a)(d)	330	334
3.625%, tender 12/1/10 (a)	11,170	11,311
Participating VRDN:
Series BBT 08 26, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,385	5,385
Series Putters 3688Z, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,605	4,605
Series A:
0.33% 8/11/10, CP	5,000	5,000
0.34% 8/11/10, CP	15,900	15,900
0.34% 8/11/10, CP	15,500	15,500
0.35% 8/11/10, CP	48,650	48,650
San Antonio Gen. Oblig. Series A, 0.32% 8/10/10, LOC Bank of America NA, CP	5,520	5,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.32% (Liquidity Facility Citibank NA) (a)(e)	$ 3,000	$ 3,000
Series 2001 A, 0.34% 7/6/10, CP	5,065	5,065
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.35%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,250	2,250
Spring Independent School District Participating VRDN Series DB 603, 0.33% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,810	3,810
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,590	7,590
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11804, 0.32% (Liquidity Facility Citibank NA) (a)(e)	4,015	4,015
Texas Gen. Oblig.:
Participating VRDN:
Series Putters 3480, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495	7,495
Series Solar 06 57, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,205	10,205
TRAN Series 2009, 2.5% 8/31/10	77,500	77,763
Texas Pub. Fin. Auth. Rev.:
Series 2003:
0.3% 8/17/10, CP	1,000	1,000
0.33% 8/17/10, CP	6,850	6,850
Series 2008:
0.29% 8/13/10, CP	5,500	5,500
0.33% 8/16/10, CP	20,000	20,000
0.37% 8/9/10, CP	1,750	1,750
0.38% 8/12/10, CP	8,450	8,450
Texas Trans. Commission State Hwy. Fund Rev. Series 2006 B, 0.38% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	17,700	17,700
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series BBT 08 25, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,160	10,160
Series Putters 584, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	18,745	18,745

	Principal Amount (000s)	Value (000s)
Series ROC II R 11077, 0.31% (Liquidity Facility Citibank NA) (a)(e)	$ 9,020	$ 9,020
Series 2002 A, 0.29% 9/15/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
		865,955
Utah - 1.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.29% 8/6/10 (Liquidity Facility Bank of Nova Scotia), CP	7,690	7,690
Series 1997 B2, 0.35% 8/23/10 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.31% 8/5/10 (Liquidity Facility JPMorgan Chase Bank), CP	4,210	4,210
Series 1998 B4, 0.32% 9/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	9,710	9,710
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.31% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	19,000	19,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3642, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,280	5,280
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,200	7,200
		71,580
Virginia - 1.1%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	2,000	2,000
Series 2008 B, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	7,175	7,175
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	7,085	7,085
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.37% 9/10/10, CP	15,000	15,000
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,530	7,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Putters 3640, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 2,000	$ 2,000
Series Putters 3651, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
		50,990
Washington - 4.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,060	3,060
Series Putters 2866, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,280	7,280
Everett Gen. Oblig. Series 2001, 0.35%, LOC Bank of America NA, VRDN (a)	4,900	4,900
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,365	3,365
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.2%, LOC Bank of America NA, VRDN (a)	4,400	4,400
Port of Seattle Rev. Series 2001 A1, 0.35% 8/19/10, LOC Bank of America NA, CP	2,515	2,515
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.42%, LOC Bank of America NA, VRDN (a)	25,000	25,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.25% (Liquidity Facility Societe Generale) (a)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	8,545	8,545
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	38,455	38,455
Vancouver Hsg. Auth. Rev. Series 2008, 0.3%, LOC Freddie Mac, VRDN (a)	9,300	9,300
Washington Gen. Oblig.:
Participating VRDN:
Putters 3369, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Series Clipper 05 39, 0.36% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 37,230	$ 37,230
Series GS 06 7T, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(e)	22,975	22,975
Series Putters 3054, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,035	3,035
Series Putters 3539, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,330	4,330
Series 1996 A, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,000	2,000
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series Putters 3403V, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,995	7,995
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (a)	17,680	17,680
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 0.27%, LOC Fannie Mae, VRDN (a)	4,000	4,000
Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,204	4,204
		222,799
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(West Virginia United Health Sys. Proj.):
Series 2009 A, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	7,200	7,200
Series 2009 B, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	4,800	4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	1,080	1,080
		23,080
Wisconsin - 1.3%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	18,300	18,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.33% tender 7/7/10, LOC JPMorgan Chase Bank, CP mode	$ 5,800	$ 5,800
(Ministry Health Care Proj.) Series A, 0.3% tender 8/5/10, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
(Aurora Health Care, Inc. Sys. Proj.) Series B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,435	1,435
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	5,085	5,085
Wisconsin Trans. Rev. Series 1997 A, 0.35% 10/7/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
		62,120
	Shares
Other - 3.8%
Fidelity Tax-Free Cash Central Fund, 0.23% (b)(c)	183,330,000	183,330
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $4,661,800)	4,661,800
NET OTHER ASSETS (LIABILITIES) - 3.1%	149,496
NET ASSETS - 100%	$ 4,811,296
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 209
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2010, the cost of investment securities for income tax purposes was $4,661,800,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2010

1.803305.106

TO-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 108.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 99.5%
7/1/10 to 12/16/10	0.01 to 0.47%	$ 8,886,732	$ 8,884,482
U.S. Treasury Notes - 9.0%
7/31/10 to 6/30/11	0.16 to 0.48	800,000	802,656
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $9,687,138)	9,687,138
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(760,151)
NET ASSETS - 100%	$ 8,926,987
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2010, the cost of investment securities for income tax purposes was $9,687,138,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2010

1.803306.106

TRES-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 20.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 17.3%
7/29/10 to 12/16/10	0.18 to 0.47%	$ 2,197,000	$ 2,195,126
U.S. Treasury Notes - 3.5%
1/31/11 to 6/30/11	0.36 to 0.48	440,000	441,808
TOTAL U.S. TREASURY OBLIGATIONS			2,636,934
Repurchase Agreements - 80.7%
	Maturity Amount (000s)
In a joint trading account at:
0.02% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 7,639,479	7,639,474
0.04% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) #	423,426	423,426
With:
BNP Paribas Securities Corp. at:
0.2%, dated 5/11/10 due 7/9/10 (Collateralized by U.S. Treasury Obligations valued at $398,933,001, 5.25% - 8.75%, 8/15/20 - 2/15/29)	391,128	391,000
0.21%, dated 5/14/10 due 7/13/10 (Collateralized by U.S. Treasury Obligations valued at $398,558,417, 4.38% - 11.25%, 2/15/15 - 11/15/39)	390,137	390,000
Deutsche Bank Securities, Inc. at:
0.21%, dated 6/4/10 due 7/7/10 (Collateralized by U.S. Treasury Obligations valued at $590,298,389, 0.88% - 4.38%, 1/31/12 - 11/15/39)	578,111	578,000
0.24%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Treasury Obligations valued at $396,891,147, 0.88% - 2.38%, 12/31/10 - 2/28/15)	389,156	389,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
Morgan Stanley & Co., Inc. at 0.2%, dated 3/4/10 due 7/7/10 (Collateralized by U.S. Treasury Obligations valued at $404,341,482, 3.13% - 3.63%, 5/15/19 - 2/15/29)	$ 396,275	$ 396,000
TOTAL REPURCHASE AGREEMENTS		10,206,900
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $12,843,834)	12,843,834
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(195,621)
NET ASSETS - 100%	$ 12,648,213
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,639,474,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 1,556,267
Barclays Capital, Inc.	1,556,267
Citigroup Global Markets, Inc.	778,134
J.P. Morgan Securities, Inc.	778,134
Morgan Stanley & Co., Inc.	389,067
RBC Capital Markets Corp.	642,765
RBS Securities, Inc.	1,861,027
Wells Fargo Securities LLC.	77,813
$ 7,639,474
$423,426,000 due 7/01/10 at 0.04%
BNP Paribas Securities Corp.	$ 199,222
Banc of America Securities LLC	75,846
Barclays Capital, Inc.	105,970
Morgan Stanley & Co., Inc.	42,388
$ 423,426
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2010, the cost of investment securities for income tax purposes was $12,843,834,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010